Quarterly Results of Operations (Unaudited) - Unaudited Quarterly Results of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Operating Results Unaudited [Line Items]
Revenue	$ 680,171	$ 656,896	$ 661,895	$ 639,062	$ 624,884	$ 632,803	$ 622,820	$ 610,818	$ 2,638,024	$ 2,491,325	$ 2,388,211
Cost of services	317,772	307,699	307,286	291,702	281,060	284,406	276,220	271,603	1,224,459	1,113,289	1,057,008
Gross Profit	362,399	349,197	354,609	347,360	343,824	348,397	346,600	339,215	1,413,565	1,378,036
SG&A	237,257	231,905	233,110	233,118	249,201	216,450	223,849	220,408	935,390	909,908	911,022
OPERATING INCOME	125,142	117,292	121,499	114,242	94,623	131,947	122,751	118,807	478,175	468,128	420,181
NET INCOME	$ 32,707	$ 22,096	$ 36,694	$ 34,044	$ 21,188	$ 37,347	$ 34,378	$ 34,580	$ 125,541	$ 127,493	$ 60,304